SoFi Weekly Income ETF

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

		Principal Amount	Value
Asset Backed Securities - 2.9%
AB Issuer, LLC, Series 2021-1, Class A2
3.734%, 07/30/2051		$89,325	$76,960
Applebee’s Funding, LLC / IHOP Funding, LLC, Series 2019-1A, Class A2I
4.194%, 06/5/2049		198,000	195,063
DB Master Finance, LLC, Series 2021-1A, Class A2I
2.045%, 11/20/2051		79,600	71,707
Hardee’s Funding, LLC, Series 2021-1A, Class A2
2.865%, 06/20/2051		148,875	130,165
ITE Rail Fund Levered L.P., Series 2021-1A, Class A
2.250%, 02/28/2051		94,046	84,276
ServiceMaster Funding, LLC, Series 2020-1, Class A2II
3.337%, 01/30/2051		113,563	99,036
SERVPRO Master Issuer, LLC, Series 2021-1A, Class A2
2.394%, 04/25/2051		124,740	108,786
Wendy’s Funding, LLC, Series 2021-1A, Class A2II
2.775%, 06/15/2051		99,250	84,740
Total Asset Backed Securities
(Cost $943,106)			850,733

Convertible Bonds - 0.4%
Investment Companies - 0.4%
BlackRock Capital Investment Corp.
5.000%, 06/15/2022		100,000	100,375
Total Convertible Bonds
(Cost $100,096)			100,375

Corporate Bonds - 87.7%
Advertising - 0.3%
Lamar Media Corp.
3.750%, 02/15/2028		86,000	80,840

Aerospace & Defense - 1.5%
Howmet Aerospace, Inc.
6.875%, 05/1/2025		266,000	284,858
TransDigm, Inc.
6.250%, 03/15/2026		146,000	148,698
			433,556
Agriculture - 0.3%
BAT International Finance PLC
4.448%, 03/16/2028		94,000	91,497

Airlines - 2.0%
Delta Air Lines, Inc.
7.375%, 01/15/2026		236,000	253,988
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027		286,000	290,668
United Airlines, Inc.
4.375%, 04/15/2026		52,000	50,261
			594,917
Apparel - 0.9%
Hanesbrands, Inc.
4.875%, 05/15/2026		146,000	144,685
Wolverine World Wide, Inc.
4.000%, 08/15/2029 (7)		133,000	110,603
			255,288
Auto Manufacturers - 1.9%
Allison Transmission, Inc.
4.750%, 10/1/2027		180,000	172,575
Ford Motor Credit Co., LLC
3.664%, 09/8/2024		400,000	391,064
			563,639
Auto Parts & Equipment - 2.0%
Dana, Inc.
5.375%, 11/15/2027		94,000	89,421
Meritor, Inc.
6.250%, 06/1/2025		362,000	373,153
The Goodyear Tire & Rubber Co.
4.875%, 03/15/2027		133,000	128,274
			590,848
Banks - 2.0%
Citigroup, Inc.
4.300%, 11/20/2026		68,000	68,335
Citizens Financial Group, Inc.
6.000% (3 Month LIBOR USD - 3.003%), 07/6/2023 (1)(2)(3)		227,000	209,136
NatWest Group PLC
6.000% (5 Year CMT Rate + 5.625%), 12/29/2025 (1)(2)(3)		200,000	196,428
Wells Fargo & Co.
3.900% (5 Year CMT Rate + 3.453%), 3/15/2026 (1)(2)(3)		106,000	97,636
			571,535
Building Materials - 0.4%
Eco Material Technologies, Inc.
7.875%, 01/31/2027		47,000	44,564
SRM Escrow Issuer, LLC
6.000%, 11/1/2028		73,000	68,280
			112,844
Chemicals - 1.0%
Olin Corp.
5.125%, 09/15/2027		60,000	60,130
SPCM SA
3.125%, 03/15/2027		200,000	174,439
The Chemours Co.
4.625%, 11/15/2029		68,000	61,628
			296,197

Commercial Services - 2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/2026		159,000	157,857
Block, Inc.
2.750%, 06/1/2026		133,000	122,852
Gartner, Inc.
3.625%, 06/15/2029		266,000	243,409
The Brink’s Co.
4.625%, 10/15/2027		239,000	226,878
United Rentals North America, Inc.
5.500%, 05/15/2027		80,000	80,782
			831,778
Distribution & Wholesale - 0.3%
H&E Equipment Services, Inc.
3.875%, 12/15/2028		81,000	70,830

Diversified Financial Services - 6.9%
AerCap Holdings N.V.
5.875% (5 Year CMT Rate + 4.535%), 10/10/2079 (1)(2)(7)		238,000	223,441
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026 (7)		150,000	134,283
Avolon Holdings Funding Ltd.
4.250%, 04/15/2026 (7)		141,000	135,064
BGC Partners, Inc.
4.375%, 12/15/2025		107,000	106,144
Castlelake Aviation Finance DAC
5.000%, 04/15/2027		112,000	96,697
Navient Corp.
5.500%, 01/25/2023		472,000	473,874
OneMain Finance Corp.
3.500%, 01/15/2027		381,000	341,877
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/2026		261,000	233,829
SLM Corp.
4.200%, 10/29/2025		68,000	67,150
The Depository Trust & Clearing Corp.
3.375% (5 Year CMT Rate + 2.606%), 06/20/2026 (1)(2)(3)		250,000	210,025
			2,022,384
Electric - 2.3%
FirstEnergy Corp.
1.600%, 01/15/2026		68,000	61,833
NextEra Energy Operating Partners L.P.
4.250%, 09/15/2024		180,000	177,900
3.875%, 10/15/2026		154,000	148,449
TransAlta Corp.
4.500%, 11/15/2022		287,000	287,916
			676,098
Electrical Components & Equipment - 0.8%
EnerSys
4.375%, 12/15/2027		266,000	242,130

Environmental Control - 1.0%
Stericycle, Inc.
5.375%, 07/15/2024		287,000	287,785

Healthcare - Products - 1.3%
Hologic, Inc.
3.250%, 02/15/2029		420,000	378,630

Healthcare Services - 2.2%
Centene Corp.
2.450%, 07/15/2028		182,000	163,725
HCA, Inc.
5.375%, 02/1/2025		337,000	348,795
Tenet Healthcare Corp.
4.625%, 07/15/2024		50,000	50,037
5.125%, 11/1/2027		73,000	72,544
			635,101
Home Builders - 1.1%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 04/1/2030		94,000	79,369
LGI Homes, Inc.
4.000%, 07/15/2029		133,000	112,344
Tri Pointe Homes, Inc.
5.700%, 06/15/2028		133,000	126,990
			318,703
Insurance - 2.5%
Allianz SE
3.500% (5 Year CMT Rate + 2.973%), 11/17/2025 (1)(2)(3)		200,000	175,742
NMI Holdings, Inc.
7.375%, 06/1/2025		339,000	355,938
SBL Holdings, Inc.
5.125%, 11/13/2026		206,000	204,531
			736,211
Internet - 1.2%
NortonLifeLock, Inc.
5.000%, 04/15/2025		121,000	121,002
Uber Technologies, Inc.
8.000%, 11/1/2026		75,000	77,646
7.500%, 05/15/2025		133,000	137,348
			335,996
Investment Companies - 6.9%
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/2026		153,000	140,603
Blackstone Private Credit Fund
2.625%, 12/15/2026		266,000	231,304
Blackstone Secured Lending Fund
3.625%, 01/15/2026		287,000	273,505
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024		240,000	239,664
5.250%, 05/15/2027 (7)		60,000	58,029
Oaktree Specialty Lending Corp.
2.700%, 01/15/2027		159,000	141,440
OWL Rock Core Income Corp.
4.700%, 02/8/2027		227,000	213,416
Owl Rock Technology Finance Corp.
4.750%, 12/15/2025		394,000	382,035
Prospect Capital Corp.
5.875%, 03/15/2023 (7)		188,000	190,035
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/2024		154,000	153,182
			2,023,213
Iron/Steel - 0.8%
Cleveland-Cliffs, Inc.
5.875%, 06/1/2027		71,000	70,625
Mineral Resources Ltd.
8.125%, 05/1/2027 (7)		81,000	83,829
8.000%, 11/1/2027		86,000	88,775
			243,229
Leisure Time - 0.8%
Carnival Corp.
7.625%, 03/1/2026		167,000	156,886
NCL Corp. Ltd.
5.875%, 02/15/2027		94,000	87,731
			244,617
Media - 4.8%
AMC Networks, Inc.
5.000%, 04/1/2024		285,000	284,577
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/1/2027 (7)		238,000	234,898
CSC Holdings, LLC
5.250%, 06/1/2024		206,000	203,843
DISH DBS Corp.
5.875%, 11/15/2024		45,000	41,462
5.250%, 12/1/2026		154,000	130,581
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/2026		81,000	75,228
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (7)		266,000	247,067
3.125%, 09/1/2026		133,000	124,779
Univision Communications, Inc.
4.500%, 05/1/2029		68,000	62,391
			1,404,826
Mining - 0.4%
Hudbay Minerals, Inc.
4.500%, 04/1/2026		133,000	118,446

Miscellaneous Manufacturers - 0.6%
General Electric Co.
4.156% (3 Month LIBOR USD + 3.330%), 09/15/2022 (1)(3)		193,000	175,775

Oil & Gas - 5.4%
Cenovus Energy, Inc.
5.375%, 07/15/2025		68,000	71,055
Continental Resources, Inc.
4.500%, 04/15/2023		313,000	317,257
EQT Corp.
6.625%, 02/1/2025 (4)		285,000	297,534
Laredo Petroleum, Inc.
9.500%, 01/15/2025		120,000	124,609
Occidental Petroleum Corp.
3.200%, 08/15/2026		51,000	49,342
4.962%, 10/10/2036 (5)(6)		616,000	327,119
Southwestern Energy Co.
5.950%, 01/23/2025 (4)		146,000	151,139
Strathcona Resources Ltd.
6.875%, 08/1/2026		73,000	70,762
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/2027		159,000	162,546
			1,571,363
Packaging & Containers - 4.7%
Berry Global, Inc.
4.875%, 07/15/2026		600,000	590,802
Graphic Packaging International, LLC
4.125%, 08/15/2024		170,000	169,373
LABL, Inc.
6.750%, 07/15/2026		248,000	239,844
OI European Group BV
4.750%, 02/15/2030		81,000	71,333
Sealed Air Corp.
5.500%, 09/15/2025		219,000	224,874
Silgan Holdings, Inc.
4.125%, 02/1/2028		68,000	65,566
			1,361,792
Pharmaceuticals - 1.0%
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023		290,000	289,173

Pipelines - 6.4%
Buckeye Partners L.P.
3.950%, 12/1/2026		206,000	197,822
DCP Midstream L.P.
7.375% (3 Month LIBOR USD + 5.148%), 12/15/2022 (1)(2)(3)		68,000	62,921
DCP Midstream Operating L.P.
5.375%, 07/15/2025		261,000	267,842
EnLink Midstream Partners L.P.
4.400%, 04/1/2024		167,000	167,177
Enterprise Products Operating, LLC
4.875% (3 Month LIBOR USD + 2.986%), 08/16/2077 (1)(2)(7)		281,000	235,993
EQM Midstream Partners L.P.
4.125%, 12/1/2026		94,000	88,317
4.500%, 01/15/2029		68,000	60,421
Equitrans Midstream Corp.
7.500%, 06/01/2027		80,000	80,000
Global Partners LP / GLP Finance Corp.
7.000%, 08/1/2027		86,000	83,720
Hess Midstream Operations L.P.
5.125%, 06/15/2028		133,000	131,623
NuStar Logistics L.P.
5.750%, 10/1/2025		287,000	290,653
Western Midstream Operating L.P.
3.950%, 06/1/2025		201,000	197,496
			1,863,985
Real Estate - 0.5%
Newmark Group, Inc.
6.125%, 11/15/2023		148,000	149,623

Real Estate Investment Trusts (REITs) - 6.2%
Blackstone Mortgage Trust, Inc.
3.750%, 01/15/2027		128,000	117,120
EPR Properties
4.750%, 12/15/2026		240,000	235,166
Iron Mountain, Inc.
4.875%, 09/15/2027		419,000	413,417
iStar, Inc.
4.750%, 10/1/2024		250,000	249,412
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/2027		238,000	236,272
Starwood Property Trust, Inc.
4.750%, 03/15/2025		133,000	131,808
3.750%, 12/31/2024		68,000	65,667
VICI Properties LP / VICI Note Co., Inc.
3.750%, 02/15/2027		373,000	347,636
			1,796,498
Retail - 2.6%
Asbury Automotive Group, Inc.
4.500%, 03/1/2028		188,000	177,528
Bath & Body Works, Inc.
6.694%, 01/15/2027 (10)		110,000	109,658
Group 1 Automotive, Inc.
4.000%, 08/15/2028		172,000	157,100
Macy’s Retail Holdings, LLC
5.875%, 03/15/2030		73,000	66,746
QVC, Inc.
4.850%, 04/1/2024		111,000	108,480
4.750%, 02/15/2027		172,000	148,920
			768,432
Semiconductors - 1.9%
Amkor Technology, Inc.
6.625%, 09/15/2027		287,000	286,466
ON Semiconductor Corp.
3.875%, 09/1/2028		273,000	259,686
			546,152
Software - 2.0%
Consensus Cloud Solutions, Inc.
6.000%, 10/15/2026		150,000	140,693
PTC, Inc.
4.000%, 02/15/2028		373,000	356,828
ROBLOX Corp.
3.875%, 05/1/2030		94,000	83,562
			581,083
Telecommunications - 7.1%
Frontier Communications Holdings, LLC
5.875%, 10/15/2027		85,000	83,399
Level 3 Financing, Inc.
4.250%, 07/1/2028 (7)		388,000	341,229
Lumen Technologies, Inc.
4.000%, 02/15/2027		122,000	112,413
Nokia Oyj
4.375%, 06/12/2027		358,000	353,251
Quebecor Media, Inc.
5.750%, 01/15/2023		154,000	155,850
Sprint Corp.
7.875%, 09/15/2023		387,000	405,855
T-Mobile USA, Inc.
2.250%, 02/15/2026		383,000	359,476
2.250%, 02/15/2026		279,000	261,864
			2,073,337
Toys, Games, & Hobbies - 0.8%
Mattel, Inc.
3.375%, 04/1/2026		232,000	225,597
Total Corporate Bonds
(Cost $26,508,341)			25,563,948

Mortgage Backed Securities - 0.9%
Federal Home Loan Mortgage Corporation REMICS
4.000%, 07/15/2047		135,422	22,748
Federal National Mortgage Association Interest Strips
5.000%, 01/25/2043		611,131	103,083
4.000%, 01/25/2048		479,066	60,122
Federal National Mortgage Association REMICS
3.000%, 03/25/2028		1,138,729	62,916
5.000%, 07/25/2046		119,524	20,928
0.916% (SOFR + 1.500%), 05/25/2051 (1)		292,178	5,230
Total Mortgage Backed Securities
(Cost $228,668)			275,027

Municipal Bonds - 1.1%
Municipal - 1.1%
Metropolitan Transportation Authority
5.000%, 09/1/2022		154,000	155,274
State of Illinois
4.950%, 06/1/2023		170,545	172,355
Total Municipal Bonds
(Cost $326,748)			327,629

		Shares	Value
Preferred Stocks - 1.2%
Banks - 0.8%
U.S. Bancorp
3.750%, 01/15/2026 (3)(7)		12,000	$218,520

Diversified Financial Services - 0.4%
Brookfield Finance, Inc.
4.625%, 10/16/2080		6,665	129,568
Total Preferred Stocks
(Cost $437,448)			348,088

Short-Term Investments - 7.2%
Money Market Funds - 7.2%
First American Government Obligations Fund - Class X, 0.658% (8)		2,108,716	2,108,716
Total Short-Term Investments
(Cost $2,108,716)			2,108,716

Investments Purchased With Collateral From Securities Lending - 4.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (9)		1,330,156	1,330,156
Total Investments Purchased With Collateral From Securities Lending
(Cost $1,330,156)			1,330,156

Total Investments in Securities - 106.0%
(Cost $31,983,279)			30,904,672
Liabilities in Excess of Other Assets - (6.0)%			(1,757,680)
Total Net Assets - 100.0%			$29,146,992

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(1)	Variable rate security; rate shown is the rate in effect on May 31, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on May 31, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(3)	Perpetual call date security. Date shown is next call date.
(4)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2022.
(5)	Rate represents the annualized effective yield to maturity from the purchase price.
(6)	Zero coupon security
(7)
This security or a portion of this security was out on loan as of May 31, 2022. Total loaned securities had a value of $1,303,574 or 4.5% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(8)	The rate quoted is the annualized seven-day effective yield as of May 31, 2022.
(9)	The rate shown is as of May 31, 2022.
(10)	The security is fair valued by the Fair Valuation Committee.

Summary of Fair Value Exposure at May 31, 2022 (Unaudited)

The SoFi Weekly Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$–	$850,733	$–	$850,733
Convertible Bonds (1)	-	-	100,375	-	100,375
Corporate Bonds (1)	-	-	25,454,290	109,658	25,563,948
Mortgage Backed Securities	-	-	275,027	-	275,027
Municipal Bonds	-	-	327,629	-	327,629
Preferred Stocks (1)	-	348,088	-	-	348,088
Short-Term Investments	-	2,108,716	-	-	2,108,716
Investments Purchased With Collateral From Securities Lending (2)	1,330,156	-	-	-	1,330,156
Total Investments in Securities	$1,330,156	$2,456,804	$27,008,054	$109,658	$30,904,672

	Investments in Securities at Fair Value
Balance as of February 28, 2022	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	(342)
Purchases	110,000
Sales	-
Transfer into and/or out of Level 3	-
Balance as of May 31, 2022	$109,658

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2022:	$(342)

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.